Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 22,486	$ 0	$ 26,693	$ 0
Provision balance	6,711		6,711		$ 10,311	$ 4,676
Employee severance
Restructuring Cost and Reserve [Line Items]
Provision balance	1,600		1,600
Other liability | Other liabilities
Restructuring Cost and Reserve [Line Items]
Provision balance	2,200		2,200
Other liability | Non-current other liabilities
Restructuring Cost and Reserve [Line Items]
Provision balance	2,900		2,900
Facility liability
Restructuring Cost and Reserve [Line Items]
Provision balance	$ 5,100		$ 5,100